Annual Total Returns - Fidelity® Municipal Income 2023 Fund [BarChart] - 06.30 Fidelity Defined Maturity Funds Retail Combo PRO-09 - Fidelity® Municipal Income 2023 Fund	Aug. 28, 2021
Bar Chart Table:
Annual Return, Inception Date	Apr. 23, 2013
Fidelity Municipal Income 2023 Fund-Retail Class
Bar Chart Table:
Annual Return 2014	10.23%
Annual Return 2015	3.32%
Annual Return 2016	(0.17%)
Annual Return 2017	4.39%
Annual Return 2018	0.96%
Annual Return 2019	5.05%
Annual Return 2020	2.70%